Exhibit 99.2

Ford Credit Auto Lease Trust 2021-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31,2022,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31,2022, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31,2022, leases with a total base residual value of $22,457,042.23 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2023. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31,2022,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2023-	March	$855,180,187.03
	April	$806,613,798.43	$15,342,387.41	11.96%	$37,402,542.87	4.90%
	May	$754,112,765.48	$14,472,966.53	11.28%	$42,075,651.03	5.51%
	June	$693,844,973.06	$13,419,845.95	10.46%	$50,632,245.73	6.63%
	July	$641,361,866.35	$12,518,201.68	9.76%	$43,447,235.71	5.69%
	August	$580,954,709.58	$11,427,703.06	8.91%	$52,198,917.87	6.84%
	September	$515,720,545.00	$10,242,661.50	7.99%	$57,908,276.24	7.59%
	October	$463,126,382.40	$9,265,388.35	7.22%	$45,918,905.60	6.02%
	November	$410,562,547.71	$8,271,207.05	6.45%	$46,619,268.83	6.11%
	December	$358,591,932.36	$7,262,581.84	5.66%	$46,771,385.68	6.13%
2024-	January	$316,102,415.38	$6,448,945.94	5.03%	$37,843,357.06	4.96%
	February	$267,594,542.08	$5,512,561.11	4.30%	$44,585,198.78	5.84%
	March	$209,228,252.29	$4,399,653.02	3.43%	$55,312,811.27	7.25%
	April	$143,735,848.02	$3,134,340.82	2.44%	$63,411,417.86	8.31%
	May	$88,754,081.43	$2,041,083.43	1.59%	$53,664,531.11	7.03%
	June	$42,177,857.46	$1,079,843.47	0.84%	$45,943,020.88	6.02%
	July	$29,343,591.36	$785,137.99	0.61%	$12,261,114.43	1.61%
	August	$20,350,993.35	$566,996.73	0.44%	$8,573,145.78	1.12%
	September	$14,368,043.67	$411,804.48	0.32%	$5,673,328.53	0.74%
	October	$12,885,000.10	$374,905.46	0.29%	$1,180,161.75	0.15%
	November	$11,261,238.25	$331,382.60	0.26%	$1,356,983.00	0.18%
	December	$9,023,244.78	$267,945.46	0.21%	$2,026,528.00	0.27%
2025-	January	$7,638,184.27	$229,492.92	0.18%	$1,200,853.00	0.16%
	February	$6,394,495.19	$193,917.09	0.15%	$1,088,114.00	0.14%
	March	$4,611,867.66	$141,422.83	0.11%	$1,673,324.00	0.22%
	April	$2,516,469.43	$78,473.85	0.06%	$2,040,126.00	0.27%
	May	$1,025,244.83	$33,991.26	0.03%	$1,469,952.00	0.19%
	June	$0.00	$0.00	0.00%	$1,030,401.00	0.13%

Total			$128,254,841.83	100.00%	$763,308,798.01	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$891,563,639.84

Ford Credit Auto Lease Trust 2021-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2023	Car	38	12.54%	$6,589	15.15%	38.51%
	CUV	198	18.73%	$7,106	15.90%	35.67%
	SUV	38	32.48%	$11,769	14.55%	32.40%
	Truck	22	7.12%	$7,561	13.85%	37.30%

	Total/Average	296	16.57%	$7,672	15.37%	34.49%

FEBRUARY 2023	Car	38	14.84%	$8,605	19.85%	51.17%
	CUV	254	23.76%	$7,686	17.41%	37.87%
	SUV	50	35.46%	$12,977	16.28%	34.11%
	Truck	31	8.96%	$9,253	16.90%	31.75%

	Total/Average	373	20.58%	$8,619	17.34%	37.38%

MARCH 2023	Car	33	12.41%	$9,665	24.33%	60.41%
	CUV	294	21.30%	$8,631	18.93%	40.12%
	SUV	42	29.79%	$12,626	15.09%	33.35%
	Truck	37	8.75%	$9,507	17.60%	33.09%

	Total/Average	406	18.37%	$9,208	18.48%	39.33%